Derivative Instruments (Details Textual)	3 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Derivatives Instruments (Textual) [Abstract]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 88,800,000	$ 88,800,000	€ 70,100,000
Derivative Fair value Liabilities, net	300,000	300,000		600,000
Realized gains recognized in earnings in foreign currency exchange	48,000	48,000
Unrealized losses recognized in earnings from cross currency swaps	$ (10,300,000)	$ (10,300,000)